Leases	12 Months Ended
Mar. 31, 2014
Leases

16.    Leases:

NTT Group leases certain office space, employees’ residential facilities and other assets, recorded as either capital leases or operating leases.

Capital Lease—Lessee—

Assets acquired under capital leases at March 31, 2013 and 2014 were as follows:

Class of property	2013	2014
	Millions of yen
Buildings	¥9,938	¥10,291
Machinery, vehicles and tools	81,497	88,282
Accumulated depreciation	(49,847)	(55,791)

Total	¥41,588	¥42,782

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments at March 31, 2014 are as follows:

Year ending March 31	Millions of yen
2015	¥21,064
2016	16,556
2017	11,846
2018	7,534
2019	3,547
Thereafter	7,446

Total minimum lease payments	67,993
Less—Amount representing interest	(15,113)

Present value of net minimum lease payments	52,880
Less—Current obligation	(16,929)

Long-term capital lease obligations	¥35,951

Operating Lease—Lessee—

Rental expenses under operating leases for land, buildings and equipment for the fiscal years ended March 31, 2012, 2013 and 2014 were ¥223,811 million, ¥227,024 million and ¥246,211 million, respectively.

Minimum future rental payments under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at March 31, 2014 are as follows.

Year ending March 31	Millions of yen
2015	¥31,386
2016	26,229
2017	15,340
2018	12,068
2019	8,973
Thereafter	22,901

Total	¥116,897